Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)
Central Index Key	0000105377
Amendment Flag	false
Document Creation Date	Feb. 26, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013